SCHEDULE OF AVERAGE PRICES (Details) - $ / Boe	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Subsequent Events [Abstract]
Average crude oil price per Bbl	65.52	76.48	77.61